State Street Communication Services Select Sector SPDR ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Communication Services Select Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.08%	12.93%	13.20%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.58%	14.82%
State Street Communication Services Select Sector SPDR ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.10%	12.85%	13.10%
Performance Inception Date	Jun. 18, 2018
State Street Communication Services Select Sector SPDR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.72%	12.59%	12.84%
State Street Communication Services Select Sector SPDR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.87%	10.22%	10.69%